FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS [Abstract]
Disclosure of financial instruments at fair value through profit or loss [Table Text Block]
	Level	December 31, 2023	December 31, 2022
FINANCIAL ASSETS:
Cash and cash equivalents	1	$8,815,290	$15,919,518

	Level	December 31, 2023	December 31, 2022
FINANCIAL LIABILITIES:
Convertible debt facility - derivative component	3	$616,000	$1,585,000

Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]
At December 31, 2023	Possible exposure*	Impact on net loss
US dollar	+/-5%	$ 583,718 / $(583,718)